Offerings - Offering: 1	May 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.00064 per share
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 8,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,173.85
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the Class A ordinary shares, par value $0.00064 per share, (the “Class A Ordinary Shares”), of Everbright Digital Holding Limited (the “Registrant”) registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act.